ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other current receivables [abstract]
Disclosure of accounts receivable [Table Text Block]
	As at December 31,
	2020	2019
Trade and settlement receivables	4,676	11,220
Goods and services tax receivable	1,358	1,162
Other receivables	655	1,409
	6,689	13,791